Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Summary of Key Management Personnel Compensation
Key management personnel compensation:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Wages, salaries and bonuses	$1,541	$1,212
Share-based compensation expenses	1,047	1,155
Severance costs (Note 7(i))	—	808
Contributions to defined contribution plan	27	11
Welfare, housing funds and other	17	58
	$2,632	$3,244
Payroll and welfare payables in relation to key management as of June 30, 2024 include accrued wages, salaries and bonuses amounting to US$0.4 million and severance costs amounting to US$0.8 million. Payroll and welfare payables in relation to key management as of December 31, 2023 include accrued wages, salaries and bonuses amounting to US$0.6 million